SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Computer equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Tooling
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Minimum | Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years	3 years
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum | Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Maximum | Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	12 years	5 years
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum | Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years